Condensed Consolidated Statements of Cash Flows (Unaudited) and Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		99 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (13,013,377)	$ (3,804,769)	$ (12,087,381)	$ (10,620,488)	$ (42,546,215)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	390,490	178,722	432,067	493,112	1,345,727
Non cash miscellaneous income					(5)
Stock-based compensation	549,643	597,823	1,296,734	838,952	3,825,217
Allowance for doubtful accounts	20,000
Excess debt discount expensed as interest	2,255,074
Change in fair value of conversion element of convertible promissory notes	1,613,113
Issuance of warrants for services				37,085	37,085
Change in fair value of warrants, net	(299,607)	(1,680,476)	(555,144)	564,122	8,978
Exchange loss on issuance of Redeemable Convertible Preference Shares in Subsidiary	(58,575)	3,005	3,005	18,029	21,034
Change in fair value of put option, net	(75,612)		(88,567)		(88,567)
Provision for excess and obsolete inventory			(11,524)	130,478	118,954
Equipment expensed as research & development costs				123,998	123,998
Issuance of Series A Preferred Stock for legal services					50,000
Issuance of Series A Preferred Stock for interest owed					107,494
Amortization of debt discount	6,285				171,053
Change in operating assets and liabilities:
Restricted cash	(175)		(100,651)		(100,651)
Accounts receivable	667,744	(216,183)	(519,914)	(218,098)	(778,769)
Inventories	(804,375)	(417,731)	(1,015,256)	56,824	(1,185,704)
Prepaid expenses and other current assets	546,270	(114,944)	(36,559)	(3,012)	(175,264)
Other assets			(72,868)	(42,209)	(130,872)
Accounts payable	(427,936)	66,565	(45,149)	337,363	1,197,659
Accrued rent			87,076	(21,135)	98,010
Accrued payroll	302,187	(252,072)	27,100	81,344	268,686
Accrued severance pay			(353,336)	371,596	18,260
Accrued vacation			34,133	(63,911)	151,711
Deferred revenue			25,000		25,000
Warranty reserve			36,850		36,850
Accrued other expenses	262,336	268,059	135,137	83,618	291,714
Net cash used in operating activities	(8,066,515)	(5,372,001)	(12,809,247)	(7,832,332)	(37,108,617)
Cash flows from investing activities:
Purchase of property and equipment	(497,448)	(524,158)	(1,120,808)	(263,291)	(2,360,124)
Net cash used in investing activities	(497,448)	(524,158)	(1,120,808)	(263,291)	(2,360,124)
Cash flows from financing activities:
Advances from (repayments to) related party, net					61,588
Repayment of capital lease obligations	(6,595)	(14,290)	(21,663)	(50,347)	(236,574)
Proceeds from issuance of term loan, net of issuance costs			1,842,760		1,842,760
Proceeds from issuance of notes payable					3,665,991
Repayments on notes payable					(510,000)
Repayment of term loan	(2,178,585)
Net proceeds from issuance of Redeemable Convertible Preference Shares in subsidiary		733,066	733,066	1,116,887	3,789,953
Cost of converting Redeemable Convertible Preference Shares in subsidiary into Common Stock			(8,636)		(8,636)
Proceeds from issuance of Series A Preferred Stock					66,037
Proceeds from issuance of Series B Preferred Stock					1,559,942
Net proceeds from issuance of Series C convertible preference shares of subsidiary	5,052,303
Net proceeds from issuance of Series A-1 convertible preferred stock, convertible promissory notes and warrants	28,025,037
Interest converted to principal on convertible promissory notes	74,253
Proceeds from issuance of Common Stock, net of offering costs	9,200	644,377	7,476,995	10,335,005	31,216,991
Payment of taxes for restricted stock forfeited			(44,793)		(44,793)
Net cash provided by financing activities	30,975,613	1,363,153	9,977,729	11,401,545	41,403,259
Effect of exchange rates on cash	47,156	95,895	208,628	50,304	275,423
Net increase (decrease) in cash and cash equivalents	22,458,806	(4,437,111)	(3,743,698)	3,356,226	2,209,941
Cash and cash equivalents at beginning of the period	2,209,941	5,953,639	5,953,639	2,597,413
Cash and cash equivalents at end of the period	$ 24,668,747	$ 1,516,528	$ 2,209,941	$ 5,953,639	$ 2,209,941